Statement of Stockholder's Equity (Deficit) (USD $)		Common Stock	Common Stock Subscription Receivable	Additional Paid-in Capital	Retained (Deficit)	Total
Shares Issued at Jul. 28, 2009		0				0
Shares issued, Shares	[1]	1,000				1,000
Shares issued, Amount	[1]	$ 0				$ 0
Shares subscribed to accredited investors, Shares		4,900,000				4,900,000
Shares subscribed to accredited investors, Amount		0	(28,500)	100,000		71,500
Net (loss)					(94,616)	(94,616)
Stockholders Equity at Jun. 30, 2010			(28,500)	100,000	(94,616)	(23,116)
Shares Issued at Jun. 30, 2010		1,000				1,000
Shares issued for services, Shares		66,400,817				66,400,817
Shares issued for services, Amount		66,401		118,850		185,251
Shares issued for cash, Shares		8,985,465				8,985,465
Shares issued for cash, Amount		8,985	28,500	588,836		626,322
Net (loss)					(784,774)	(784,774)
Stockholders Equity at Dec. 31, 2011		$ 75,386	$ 0.00	$ 807,686	$ (879,390)	$ 3,682
Shares Issued at Dec. 31, 2011		75,387,282				75,387,282

[1]	Issued at inception, no par value.